Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The components of the provision for income taxes of the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
Current tax expense:
Federal	$—	$—
State	6	2
Total current	6	2
Deferred tax benefit:
Federal	—	—
State	—	—
Total deferred	—	—
Total provision for income taxes	$6	$2

Schedule of Federal Statutory Income Tax Rate	The reconciliation of the federal statutory rate to the Company’s effective tax rate is as follows:

	2025	2024
Statutory rate	21.0%	21.0%
State, net of federal benefit	1.4%	0.3%
Research and development credit	0.4%	0.4%
Stock-based compensation	(0.2%)	(0.3%)
Change in fair value of SAFE/warrant/derivative liabilities	1.3%	(6.6%)
Loss on financing instrument	(10.1%)	0.0%
Other	(0.9%)	(0.8%)
Change in valuation allowance	(12.9%)	(14.0%)
Effective tax rate	0.00%	0.00%

Schedule of Net Deferred Tax Assets

The components of the net deferred tax assets as of December 31, 2025 and 2024 are as follows:

	2025	2024
Deferred tax assets:
Net operating losses	$33,486	$27,733
Other accruals	612	946
Operating lease liabilities	344	267
Stock based compensation	93	71
Credit carryforwards	1,375	1,225
174 R&D capitalized costs	1,065	1,464
Fixed assets	750	816
Total gross deferred income tax assets	37,725	32,522
Deferred income tax liabilities:
ROU assets	(344)	(268)
Total gross deferred income tax liabilities	(344)	(268)
Valuation allowance	(37,381)	(32,254)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s gross unrecognized tax benefits:

Amount
Balance as of December 31, 2023	$460
Increases related to current tax positions	75
Changes related to prior tax positions	—
Balance as of December 31, 2024	535
Increases related to current tax positions	64
Changes related to prior tax positions	—
Balance as of December 31, 2025	$599